Discontinued Operations	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations

On June 24, 2014, we sold an aggregate 65.8 million shares of common stock of our wholly-owned subsidiary Euronext N.V., or Euronext, representing 94% of Euronext's outstanding shares, and on December 9, 2014, we sold our remaining 6%, or 4.2 million shares of Euronext common stock. We no longer hold any shares of Euronext stock and the sale of Euronext generated an aggregate €1.5 billion ($2.1 billion) of net cash proceeds for us. The net cash proceeds received included cash of $220 million distributed from Euronext as part of the separation of Euronext. On July 23, 2014, we sold Wombat, a unit of NYSE Technologies, to SR Labs. On September 19, 2014 we sold NYFIX and Metabit, the remaining businesses of NYSE Technologies, to ULLINK. These agreements completed our previously announced intention to divest non-core NYSE Technologies assets. We used the cash proceeds from the sale of Euronext and NYSE Technologies to repay debt (Note 9).

Due to the sale of Euronext and the sales of the three companies comprising NYSE Technologies, we included the financial results of these entities in discontinued operations in the accompanying consolidated financial statements. There was no gain or loss recognized on the sale of Euronext or on the sale of the NYSE Technologies companies, as any differences in the carrying value of these net assets was adjusted in the NYSE purchase price allocation.

The results below include external advisory costs and professional services costs related to the sales of Euronext and NYSE Technologies of $51 million for the year ended December 31, 2014, which have been included below with acquisition-related transaction and integration costs, from discontinued operations. The results below also include deal-related compensation and severance costs related to the sales of Euronext and NYSE Technologies of $42 million for the year ended December 31, 2014, which have also been included with acquisition-related transaction and integration costs below from discontinued operations. Results of discontinued operations were as follows for the years ended December 31, 2014 (in millions):

Year Ended December 31, 2014
Total revenues, less transaction-based expenses	$347
Operating expenses:
Compensation and benefits	105
Technology and communication	31
Professional services	31
Rent and occupancy	12
Acquisition-related transaction and integration costs	103
Selling, general, administrative	16
Depreciation and amortization	16
Total operating expenses	314
Operating income	33
Other income, net	5
Income tax expense	27
Income from discontinued operations, net of tax	$11